Reclassifications out of AOCI (Notes)	12 Months Ended
Mar. 31, 2020
Reclassifications out of AOCI Equity [Abstract]
Reclassifications Out of AOCI [Text Block]
19. RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Amounts in Accumulated Other Comprehensive Income (Loss) are presented net of the related tax. Foreign Currency Translation is not adjusted for income taxes. Accumulated other comprehensive income (loss) shown in our Consolidated Statements of Shareholders' Equity and changes in our balances, net of tax, for the years ended March 31, 2020, 2019 and 2018 were as follows:

	Gain (Loss) on Available for Sale Securities (1) (4)			Defined Benefit Plans (2)			Foreign Currency Translation (3)			Total Accumulated Other Comprehensive Income (Loss)
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Beginning Balance	$—	$1,970	$178	$(4,204)	$(6,742)	$(2,355)	$(155,574)	$16,457	$(238,525)	$(159,778)	$11,685	$(240,702)
Other Comprehensive Income (Loss) before reclassifications	—	—	1,703	1,505	3,920	(2,291)	(73,076)	(172,031)	254,982	(71,571)	(168,111)	254,394
Reclassified from Accumulated Other Comprehensive Income (Loss)	—	—	89	(4,114)	(1,382)	(2,096)	—	—	—	(4,114)	(1,382)	(2,007)
Net current-period Other Comprehensive Income (Loss)	—	—	1,792	(2,609)	2,538	(4,387)	(73,076)	(172,031)	254,982	(75,685)	(169,493)	252,387
Cumulative adjustment to Retained Earnings (4)	$—	$(1,970)	$—	$—	$—	$—	$—	$—	$—	$—	$(1,970)	$—
Ending Balance	$—	$—	$1,970	$(6,813)	$(4,204)	$(6,742)	$(228,650)	$(155,574)	$16,457	$(235,463)	$(159,778)	$11,685
(1) Realized gain (loss) on available for sale securities is reported in the Interest income and miscellaneous expense line of the Consolidated
Statements of Income for fiscal 2018.
(2) Amortization (gain) of defined benefit plan items are reported in the Interest income and miscellaneous expense line of our Consolidated Statements of Income.
(3) The effective portion of gain or loss on net debt designated as non-derivative net investment hedging instruments is recognized in Accumulated Other Comprehensive Income and is reclassified to income in the same period when a gain or loss related to the net investment is included in income.
(4) As a result of the adoption of ASC 2016-01 we recorded a cumulative effect adjustment to our opening fiscal 2019 retained earnings balance that increased retained earnings and decreased accumulated other comprehensive income. See Note 1 titled, "Nature of Operations and Summary of Significant Accounting Policies" for further details.
Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Amounts in Accumulated Other Comprehensive Income (Loss) are presented net of the related tax. Foreign Currency Translation is not adjusted for income taxes. Accumulated other comprehensive income (loss) shown in our Consolidated Statements of Shareholders' Equity and changes in our balances, net of tax, for the years ended March 31, 2020, 2019 and 2018 were as follows:

	Gain (Loss) on Available for Sale Securities (1) (4)			Defined Benefit Plans (2)			Foreign Currency Translation (3)			Total Accumulated Other Comprehensive Income (Loss)
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Beginning Balance	$—	$1,970	$178	$(4,204)	$(6,742)	$(2,355)	$(155,574)	$16,457	$(238,525)	$(159,778)	$11,685	$(240,702)
Other Comprehensive Income (Loss) before reclassifications	—	—	1,703	1,505	3,920	(2,291)	(73,076)	(172,031)	254,982	(71,571)	(168,111)	254,394
Reclassified from Accumulated Other Comprehensive Income (Loss)	—	—	89	(4,114)	(1,382)	(2,096)	—	—	—	(4,114)	(1,382)	(2,007)
Net current-period Other Comprehensive Income (Loss)	—	—	1,792	(2,609)	2,538	(4,387)	(73,076)	(172,031)	254,982	(75,685)	(169,493)	252,387
Cumulative adjustment to Retained Earnings (4)	$—	$(1,970)	$—	$—	$—	$—	$—	$—	$—	$—	$(1,970)	$—
Ending Balance	$—	$—	$1,970	$(6,813)	$(4,204)	$(6,742)	$(228,650)	$(155,574)	$16,457	$(235,463)	$(159,778)	$11,685
(1) Realized gain (loss) on available for sale securities is reported in the Interest income and miscellaneous expense line of the Consolidated
Statements of Income for fiscal 2018.
(2) Amortization (gain) of defined benefit plan items are reported in the Interest income and miscellaneous expense line of our Consolidated Statements of Income.
(3) The effective portion of gain or loss on net debt designated as non-derivative net investment hedging instruments is recognized in Accumulated Other Comprehensive Income and is reclassified to income in the same period when a gain or loss related to the net investment is included in income.
(4) As a result of the adoption of ASC 2016-01 we recorded a cumulative effect adjustment to our opening fiscal 2019 retained earnings balance that increased retained earnings and decreased accumulated other comprehensive income. See Note 1 titled, "Nature of Operations and Summary of Significant Accounting Policies" for further details.